Leases - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Statement [Line Items]
Cash outflows for leases	¥ 51.2	$ 7.4	¥ 52.6
Non-cash additions to right-of-use assets and lease liabilities	49.7	7.2	24.0
Operating lease rental income	¥ 18.1	$ 2.6	¥ 15.2
Bottom of range [member]
Statement [Line Items]
Operating lease, term	1 year	1 year
Operating lease term of contract	1 year	1 year
Top of range [member]
Statement [Line Items]
Operating lease, term	20 years	20 years
Operating lease term of contract	12 years	12 years